FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

21.	FAIR VALUE MEASUREMENT

Measured on recurring basis

The Group measured its financial assets and liabilities, including cash, restricted cash, accounts receivable, short-term investment, amounts due from related parties, short-term loans, accounts payable, and amounts due to related parties on a recurring basis as of December 31, 2014 and 2015.

Cash, restricted cash and short-term investment are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market. The carrying amounts of accounts receivable, amounts due from related parties, accounts payable and amounts due to related parties approximate their fair values due to their short-term maturity.

Measured on non-recurring basis

The Group measured intangible assets at fair value on a nonrecurring basis. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily management projections on discounted future cash flow and the discount rate. No impairment was recorded for the year ended December 31, 2015.

The Group measured the prepaid equipment cost exchanged with Elec-tech at fair value on a nonrecurring basis as result of the unit price of each LED screen of $58 as set forth in Note 15. For the years ended December 31, 2014 and 2015, the Group evaluated the fair value of the LED screens when the exchange transaction occurred. The fair value was determined using the market approach (sales comparison method) with quoted price for similar assets in active markets (Level 2 inputs). No impairment was recorded for the year ended December 31, 2015.

The Group measured its long-term investment in 25% equity interests of AM Advertising at fair value on a nonrecurring basis as result of the disposal transaction of Target Business as set forth in Note 3. The fair value was determined using models with significant unobservable inputs (Level 3 inputs) which primarily included management projections on the discounted future cash flow analysis including the discount rate using the weighted average cost of capital of 17% and expected revenue growth rates with a long-term growth rate at 3%. No impairment was recorded for the year ended December 31, 2015.

The Group measured the provision for earnout commitment at fair value on a nonrecurring basis as result of the disposal transaction of Target Business as set forth in Note 3. The fair value was determined using the Monte Carlo method with significant unobservable inputs (Level 3 inputs) which primarily included forecast adjusted net income over the contingent consideration period and the risk-adjusted discount rate of 7.5%.